Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Company's Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2014	2013
	$	$
Deferred tax assets:
Vessels and equipment	43,268	73,750
Tax losses carried forward(1)	360,547	427,656
Other	28,973	32,012

Total deferred tax assets	432,788	533,418

Deferred tax liabilities:
Vessels and equipment	12,514	19,555
Long-term debt	2,295	22,008
Other	19,954	30,519

Total deferred tax liabilities	34,763	72,082
Net deferred tax assets	398,025	461,336
Valuation allowance	(385,431)	(442,504)

Net deferred tax assets	12,594	18,832

(1)

Substantially all of the Company’s net operating loss carryforwards of $1.46 billion relate primarily to its Norwegian, U.K., and Spanish subsidiaries and, to a lesser extent, to its Australian ship-owning subsidiaries. These net operating loss carryforwards are available to offset future taxable income in the respective jurisdictions, and can be carried forward indefinitely. The Company also has $47.0 million in disallowed finance costs that relate to its Spanish subsidiaries and are available to offset future finance costs and can be carried forward for 18 years.

Components of Provision for Income Taxes

The components of the provision for income taxes are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Current	(6,460)	2,742	9,167
Deferred	(3,713)	(5,614)	5,239

Income tax (expense) recovery	(10,173)	(2,872)	14,406

Reconciliations of Income Tax Rates and Actual Tax Charge
Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended	Year Ended	Year Ended
	December 31, 2014	December 31, 2013	December 31, 2012
	$	$	$
Net loss before taxes	134,175	38,352	(325,522)
Net loss not subject to taxes	(80,454)	(267,665)	(129,307)

Net (loss) income subject to taxes	214,629	306,017	(196,215)

At applicable statutory tax rates	39,382	12,719	(15,808)
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	(28,027)	(8,173)	(2,817)
Other	(1,182)	(1,674)	4,219

Tax expense (recovery) related to the current year	10,173	2,872	(14,406)

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities

The following is a roll-forward of the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2012 to December 31, 2014:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
	$	$	$
Balance of unrecognized tax benefits as at January 1	20,304	29,364	39,804
Increases for positions related to the current year	3,643	1,141	4,560
Changes for positions taken in prior years	1,015	(1,284)	(5,085)
Decreases related to statute of limitations	(4,627)	(8,917)	(9,915)

Balance of unrecognized tax benefits as at December 31	20,335	20,304	29,364